NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

13. NON-CONTROLLING INTERESTS

In November 2020, the Company’s subsidiary, 1 Pharmacy Technology issued 32,500,000 ordinary shares to 13 limited liability partnerships (“LLPs”) founded by the employees of 1 Pharmacy Technology with the total consideration of RMB 32,500. With full shareholders' rights of these ordinary shares issued to the LLPs, these shares are accounted as non-controlling interest of 1 Pharmacy Technology. The shares issued to the employees in each LLP are not outstanding shares but are restricted with 50% of the shares vesting within two years from the issuance date and the remaining 50% vesting evenly on an annual basis over the 2 years thereafter , which are also subject to adjustment based on performance condition. Such arrangement was entered into to provide a share incentive plan to the employees of 1 Pharmacy Technology. Share-based compensation was recognized over the vesting period based on the excess of the fair value of these shares over the issuance price (see Note 16).

Non-controlling interest (“NCI”) was recognized at RMB 51,728 based on the proportional net assets of 1 Pharmacy Technology, with the difference of RMB19,228 recognized as a deduction to additional paid in capital as of December 31, 2020 in accordance with ASC 810 changes in a parent’s ownership interest without an accompanying change in control.